S000022088 [Member] Performance Management - Moderately Aggressive Allocation Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index and one additional index, the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Bond Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the underlying funds. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index and one additional index, the Bloomberg U.S. Aggregate Bond Index.
Performance Additional Market Index [Text]	The Bloomberg U.S. Aggregate Bond Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the underlying funds. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance.
Bar Chart Does Not Reflect Sales Loads [Text]	This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Bar Chart Closing [Text Block]

Best Quarter	Worst Quarter
15.24%	-20.26%
6/30/2020	3/31/2020

Performance Table Heading	Average Annual Total Return (for Periods Ended December 31, 2025)
Moderately Aggressive Allocation Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.24%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020